Basis of accounting	6 Months Ended
Jun. 30, 2025
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of accounting

Note 1

Basis of accounting
Basis of preparation
The consolidated

financial statements

(the financial

statements) of

UBS Group AG and

its subsidiaries

(together,
UBS

or

the

Group)

are

prepared

in

accordance

with

IFRS

Accounting

Standards, as

issued

by

the

International
Accounting Standards

Board (the

IASB), and

are

presented in

US

dollars. These

interim

financial statements

are
prepared in accordance with IAS 34, Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the

UBS Group AG consolidated annual

financial statements for

the period ended 31 December
2024. These interim financial statements are

unaudited and should be read

in conjunction with: UBS Group AG’s
audited

consolidated

financial

statements

in

the

UBS Group

Annual

Report

2024;

the

“Management

report”
sections of this

report, specifically

the disclosures

in the “Recent

developments” section

of this report

regarding the
sale

of

O’Connor

hedge

funds

and

the

ownership

increase

in

UBS

Securities

China

and

in

the

“UBS

Group
performance,

business

divisions

and

Group

Items”

section

of

this

report

regarding

the

sale

of

Select

Portfolio
Servicing (the US mortgage servicing business of

Credit Suisse) and the transactions related

to Swisscard;

and the
information about significant transactions disclosed in

the UBS Group

first quarter 2025 report.

In the opinion of
management, all necessary adjustments have been made

for a fair presentation of

the Group’s financial position,
results of operations and cash flows.
Preparation of

these interim financial

statements requires management

to make

estimates and

assumptions that
affect

the

reported

amounts

of

assets,

liabilities,

income,

expenses

and

disclosures

of

contingent

assets

and
liabilities. These estimates

and assumptions are based

on the best available

information. Actual results

in the future
could differ

from such

estimates and

differences may

be material

to the

financial statements.

Revisions to

estimates,
based on regular

reviews, are recognized

in the period

in which they

occur. For more

information about areas of
estimation

uncertainty

that

are

considered

to

require

critical

judgment,

refer

to

“Note 1a

Material

accounting
policies” in the “Consolidated financial statements”

section of the UBS Group Annual Report

2024.